Note 7 - Debt	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

a. Long-term debt

ABN Facility

On
July 9, 2015,
the Company entered into a credit facility with ABN Amro Bank of Holland (“the ABN facility”) for the financing of the vessels M/T Eco Fleet and M/T Stenaweco Evolution.

The Company drew down
$21,000
under the ABN facility on
July 13, 2015
to finance the last shipyard installment of M/T Eco Fleet and another
$1,200
on
September 30,
2015.Furthermore,
the Company drew down
$22,200
under the ABN facility on
January 15, 2016
to finance the last shipyard installment of M/T Eco Revolution. Finally, the Company drew down
$20,000
under the ABN facility on
August 5, 2016
to finance the last shipyard installment of M/T Nord Valiant (“Tranche C” part of the facility).

On
April 21, 2017,
the Company was informed by ABN Amro that the Company was in breach of a loan covenant that requires that any member of the family of Mr. Evangelos Pistiolis maintain an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
30%
of the Company's outstanding common shares. ABN Amro requested that either the family of Mr. Evangelos Pistiolis maintain an ownership interest of at least
30%
of the outstanding common shares or maintain a voting rights interest of above
50%
in the Company. In order to regain compliance with the loan covenant, the Company issued the Series D preferred shares (see Note
9
). On
July 28, 2017
ABN Amro by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos Pistiolis maintains an ownership interest of
30%
of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no
other party other than a member of the family of Mr. Evangelos Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without ABN Amro’s prior written approval.

As at
June 30, 2017,
the outstanding balance of the ABN facility is
$56,700.

The ABN facility bears interest at LIBOR plus a margin of
3.90%,
except for the Tranche C part of the facility that bears interest at LIBOR plus a margin of
3.75%.
The applicable
three
-month LIBOR as of
June 30, 2017
was
1.30%.

NORD/LB Facility

On
May 11, 2016,
the Company entered into a credit facility with Norddeutsche Landesbank Girozentrale Bank of Germany for
$23,185
(“the NORD/LB facility”) for the financing of the vessel M/T Stenaweco Excellence.

The Company drew down
$23,185
under the NORD/LB facility on
May 13, 2016
to finance the last shipyard installment of the M/T Stenaweco Excellence.

On
May 16, 2017
NORD/LB by way of a supplemental agreement provided a waiver until
December 31, 2017
for the breach of the loan covenant that requires that any member of the family of Mr. Evangelos Pistiolis maintains an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
20%
of the Company’s issued and outstanding common shares. In addition NORD/LB agreed to reduce the abovementioned minimum percentage to
10%.

As at
June 30, 2017,
the outstanding balance of the NORD/LB facility is
$21,139.

The NORD/LB facility bears interest at LIBOR plus a margin of
3.43%.
The applicable
three
-month LIBOR as of
June 30, 2017
was
1.30%.

Alpha Bank Facility

On
July 20, 2016,
Eco Seven that was later acquired by the Company entered into a credit facility with Alpha Bank of Greece for
$23,350
(“the Alpha facility”) for the financing of the vessel M/T Stenaweco Elegance. The credit facility is repayable in
12
consecutive quarterly installments of
$400
and
20
consecutive quarterly installments of
$303,
commencing in
May 2017,
plus a balloon installment of
$12,500
payable together with the last installment in
February 2025.

The Company drew down
$23,350
under the Alpha facility on
February 24, 2017
to finance the last shipyard installment of the M/T Stenaweco Elegance.

The facility contains various covenants, including an asset cover ratio of
125%
as well as restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Stenaweco Elegance;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

As at
June 30, 2017,
the outstanding balance of the Alpha facility is
$22,950.

The Alpha facility bears interest at LIBOR plus a margin of
3.50%.
The applicable
three
-month LIBOR as of
June 30, 2017
was
1.30%.

b. Short-term debt

Series C preferred convertible shares

On
February 17, 2017,
the Company completed a private placement of
7,500
Series C convertible preferred shares (the “Series C shares”) for an aggregate principal amount of
$7,500
with Xanthe Holdings Ltd (“Xanthe”) a non-U.S. institutional investor, non-affiliated with the Company but affiliated with Kalani (see Note
9
). The Company has accounted for the sale of the Series C shares as a debt issuance since its characteristics are more akin to debt rather than equity and dividends of the Series C shares were accounted as interest. Pursuant to the issuance of the Series C Shares, the Company recognized the beneficial conversion feature (“BCF”) by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. The Company has initially recognized
$7,500
of debt discount and has amortized
$2,907
in the
six
months ended
June 30, 2017,
included in Interest and finance costs in the accompanying Statement of comprehensive income/(loss). As of
June 30, 2017
the remaining debt discount related to the issuance of Series C shares is
$4,593.

In the
six
months ended
June 30, 2017
the Company has made the following repayments (conversions of Series C Shares into common stock):

Series C shares conversions into common stock (accounted for as repayments)	Amounts
June 27, 2017	550
June 29, 2017	1,517
June 30, 2017	748
Amount outstanding under the Series C shares	4,685

As of
June 30, 2017
the Series C outstanding balance amounts to
$4,685,
excluding deferred finance fees of
$92
and debt discounts of
$4,593,
and is included in Short-term debt.

Unsecured Notes

From
February 6
to
June 26, 2017
the Company entered into a series of unsecured short term notes (the “Notes”) with Kalani and Xanthe as follows:

Agreement date	Amount drawn	Fees	Interest	Amount settled	Amounts forgiven	Outstanding Amount	Maturity	Counterparty
February 6, 2017	3,500	210	22	(3,500)	-	-	May 15, 2017	Kalani
March 22, 2017	5,000	200	7	(5,000)	-	-	October 7, 2017	Kalani
March 28, 2017	10,000	-	24	(10,000)	-	-	August 25, 2017	Kalani
April 5, 2017	7,700	-	42	(7,700)	-	-	September 4, 2017	Kalani
May 15, 2017	5,000	-	28	(3,106)	(1,118)	776	August 23, 2017	Xanthe
June 26, 2017	3,000	-	2	-	-	3,000	October 24, 2017	Kalani
	34,200	410	125	(29,306)	(1,118)	3,776

As of
June 30, 2017
the Notes outstanding balance amounts to
$3,776
and is included in Short-term debt.

The proceeds from the sales of the Notes were used for vessel acquisitions. The Notes bear interest at a rate of
6%
and carry customary covenants and restrictions, including the covenant that all net proceeds that the Company receives from the sale of any equity securities of the Company shall be utilized exclusively to repay any outstanding amounts under the Notes until the Notes are repaid in full. The Notes also restrict the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there are outstanding amounts under the Notes.

c. Long-term debt from related parties

Amended Family Trading Credit Facility

On
December 23, 2015,
the Company entered into an unsecured revolving credit facility with Family Trading ("the Family Trading facility"), a related party owned by the Lax Trust, for up to
$15,000
to be used to fund the Company's newbuilding program and working capital relating to the Company's operating vessels. This facility was repayable in cash no
later than
December 31, 2016,
but the Company had the option to extend the facility's repayment up to
December 31, 2017.
On
December 28, 2016
the maturity of the Family Trading facility was extended to
January 31, 2017
and on
January 27, 2017
the maturity of the Family Trading loan was extended to
February 28, 2017
with all terms remaining the same.

On
February 21, 2017,
the Company amended and restated the Family Trading Credit Facility (the "Amended Family Trading Credit Facility") in order to, among other things, remove any limitation in the use of funds drawn down under the facility, reduce the mandatory cash payment due under the facility when the Company raises capital through the issuance of certain securities, remove the revolving feature of the facility, and extend the facility for up to three
years. Additionally, the interest rate of the facility increased to
10%
(from
9%
) and the commitment fee decreased to
2.5%
(from
5%
). Further, under the terms of the Amended Family Trading Credit Facility, if the Company raises capital via the issuance of warrants, debt or equity, it is obliged to repay any amounts due under the Amended Family Trading Credit Facility and any accrued interest and fees up to the time of the issuance in cash or in Common Shares at Family Trading's option. Family Trading retains the right to delay this mandatory repayment at its absolute discretion. For the first
six
months after the execution of the facility,
no
more than
$3,500
can be mandatorily prepaid in cash. Subject to certain adjustments pursuant to the terms of the Amended Family Trading Credit Facility, the number of common shares to be issued as repayment of the amounts outstanding under the facility will be calculated by dividing the amount redeemed by
80%
of the lowest daily Volume-Weighted Average Price (“VWAP”) of the Company’s common shares on the Nasdaq Capital Market during the twenty
consecutive trading days ending on the trading day prior to the payment date (the "Applicable Price"), provided, however, that at no
time shall the Applicable Price be lower than
$0.60
per common share (the "Floor Price").

Further, in the case where the Company raises capital (whether publicly or privately) and the Applicable Price is higher than the lowest of (henceforth the "Issuance Price"):

a.	the price per share issued upon an equity offering of the Company;
b.	the exercise price of warrants or options for common shares;
c.	the conversion price of any convertible security into common shares; or
d.	the implied exchange price of the common shares pursuant to an asset to equity or liability to equity swap,

, then the Applicable Price will be reduced to the Issuance Price. Finally, in case the Applicable Price is higher than the exercise price of the Company’s warrants, the Applicable Price will be reduced to the exercise price of such outstanding warrants.

As of
June 30, 2017,
the outstanding amount under the Amended Family Trading Credit Facility is
$2,958,
excluding deferred finance fees of
$511,
and is included in Non-current portion of debt from related parties. The commitment fees payable and interest payable are
$40
and
$23
respectively. Upon conversion of the principal, interest and fees outstanding as of
June 30, 2017
at the Floor Price, Family Trading would receive
5,034,161
common shares.

During the
six
months ended
June 30, 2017
the Company drew down and repaid the following amounts:

Date	Amount drawn / (repaid)
January 2017	(995)
February 2017	(3,036)
May 2017	(54)
June 2017	2,958
Total	(1,127)

The Company during the
six
months ended
June 30, 2017
issued
2,590
common shares as payment for
$1,198
of accrued fees and interest under the Amended Family Trading Credit Facility, that resulted in additional non-cash debt conversion expenses amounting to
$842,
included in Interest and finance costs in the accompanying Statement of comprehensive income/(loss).